Significant subsequent events (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Common Stock

Details of Model AA Class Shares -

Name of shares to be offered for subscription	Model AA Class Shares

Total number of authorized shares	150,000,000 shares (aggregate number of First Series Model AA Class Shares through Fifth Series Model AA Class Shares, maximum)

Voting rights	Model AA Class Shares shall have voting rights. The number of shares constituting one unit (tangen) of shares of TMC shall be 100.

Transfer restrictions	Model AA Class Shares shall have transfer restrictions.

Details of offering terms for the First Series Model AA Class Shares -

Expected issuance date (Payment date)	July 24, 2015

Method of offering	Public offering in Japan

Number of shares to be issued	TMC has already resolved that the number of shares to be issued is up to a maximum of 50 million shares and a minimum of 30 million shares. The specific number of shares to be issued has not yet been determined and will be determined on any date from July 2, 2015 to July 7, 2015 (the “Issue Price Determination Date”).

Issue Price	For determination of the Issue Price, an approach similar to the book-building approach specified in Article 25 of the Rules Regarding Underwriting of Securities prescribed by the Japan Securities Dealers Association will apply, and the Issue Price will then be determined in comprehensive consideration of demand based on the provisional range (*), the price level of the Common Shares to which the value of the First Series Model AA Class Shares are expected to be significantly linked, the risk of price volatility, etc.

* The provisional range for the Issue Price shall be calculated by multiplying the closing price of regular trading of Common Shares on the Tokyo Stock Exchange on the Issue Price Determination Date (the closing price on the previous day, in the event there is no closing price on the Issue Price Determination Date) by any number through 1.26 to 1.30. Any fractions of less than one yen shall be disregarded.

Dividends	Dividends per First Series Model AA Class Share shall be 0.5% of the Issue Price regarding the fiscal year of TMC in which the issuance date of the First Series Model AA Class Shares falls. From and after the second fiscal year, the dividends shall incrementally increase by 0.5% annually until the fifth fiscal year. From and after the fifth fiscal year, the dividends shall be 2.5% of the Issue Price.

Shareholder’s right	After a date falling approximately five years following the date of issuance, shareholders of the First Series Model AA Class Shares shall have conversion right into Common Shares and cash put options.

TMC’s right	After a date falling approximately five years following the date of issuance, TMC shall have cash call options.